Investments - Narrative (Details) € in Thousands, ¥ in Thousands, £ in Thousands		1 Months Ended							12 Months Ended
	Sep. 26, 2016	Sep. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Oct. 31, 2021	Aug. 31, 2021 USD ($)	Aug. 31, 2021 GBP (£)	Dec. 31, 2022 USD ($) hydrogen_Fund	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 USD ($)
Disclosure of joint ventures [line items]
Equity in loss of investment in joint venture and associates									$ 11,617,000				$ 16,140,000
Number of hydrogens | hydrogen_Fund									2
Investments				$ 70,292,000					$ 66,357,000				70,292,000
Foreign exchange gain (loss)									(16,877,000)				(9,025,000)
Decrease in short term investments									(16,892,000)				(10,447,000)
Increase in short term investment									15,000				1,422,000
Synergy Ballard JVCo
Disclosure of joint ventures [line items]
Equity in loss of investment in joint venture and associates									$ 18,000				$ 56,000
Proportion of ownership interest in joint venture	90.00%								10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Investments				0					$ 0				$ 0				$ 0
Weichai Ballard JV
Disclosure of joint ventures [line items]
Equity in loss of investment in joint venture and associates									$ 11,599,000				$ 16,084,000
Proportion of ownership interest in joint venture									49.00%	49.00%	49.00%	49.00%	49.00%	49.00%	49.00%	49.00%
Contributions									$ 9,272,000	¥ 62,475			$ 12,351,000	¥ 79,625
Investments				28,982,000					$ 24,026,000				28,982,000				$ 27,561,000
Synergy Ballard JVCo
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture									10.00%	10.00%	10.00%	10.00%
Contributions									$ 0				0
Investments				0					0				0
Forsee Power
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture						9.77%
Investments				33,335,000					18,470,000				33,335,000
Foreign exchange gain (loss)									(14,865,000)				(10,474,000)
Forsee Power | Subsequent Contribution
Disclosure of joint ventures [line items]
Investments				33,335,000					18,470,000				33,335,000
Hydrogen Funds
Disclosure of joint ventures [line items]
Foreign exchange gain (loss)									(580,000)				1,000
HyCap Fund
Disclosure of joint ventures [line items]
Contributions							$ 9,534,000	£ 7,215				£ 7,215
Investments				7,636,000					7,963,000				7,636,000
HyCap Fund | Initial Contribution
Disclosure of joint ventures [line items]
Contributions									1,924,000			£ 1,550	7,610,000			£ 5,665
HyCap Fund | Subsequent Contribution
Disclosure of joint ventures [line items]
Contributions									1,597,000				26,000
Investments				7,636,000					7,963,000				7,636,000
CleanH2 Fund
Disclosure of joint ventures [line items]
Contributions				1,144,000	€ 996						€ 996
Investments				339,000					565,000				339,000
CleanH2 Fund | Initial Contribution
Disclosure of joint ventures [line items]
Contributions									806,000		€ 696		338,000		€ 300
CleanH2 Fund | Subsequent Contribution
Disclosure of joint ventures [line items]
Investments				339,000					565,000				339,000
Wisdom Motor
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture			7.169%
Investments			$ 10,000,000	0					10,000,000				0
Foreign exchange gain (loss)									0
Wisdom Motor | Subsequent Contribution
Disclosure of joint ventures [line items]
Investments									10,000,000
Quantron AG
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		1.89%
Investments		€ 5,000		$ 0					5,333,000				$ 0
Foreign exchange gain (loss)									150,000
Quantron AG | Subsequent Contribution
Disclosure of joint ventures [line items]
Investments									$ 5,333,000